Derivative Financial Instruments and Market Risks - Summary of Operating Currency Hedging Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notional amount [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	€ 6,038	€ 5,241	€ 5,480
Notional amount [member] | Forward currency sales [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	4,002	3,592	3,963
Notional amount [member] | Forward currency sales in USD [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1,723	1,043	1,850
Notional amount [member] | Forward currency sales in Singapore Dollar [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	652	870	156
Notional amount [member] | Forward currency sales in Chinese Yuan Renminbi [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	451	327	453
Notional amount [member] | Forward currency sales in Japanese Yen [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		248	206
Notional amount [member] | Forward currency sales in Saudi Riyal [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	100	144
Notional amount [member] | Forward currency purchases [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	2,036	1,649	1,517
Notional amount [member] | Forward Currency Purchased In Japanese yen [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	197	373	283
Notional amount [member] | Forward currency purchases in Singapore Dollar [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	500	360	233
Notional amount [member] | Forward currency purchases in USD [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	514	205	400
Notional amount [member] | Forward currency purchases in Chinese Yuan Renminbi [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	163	196
Notional amount [member] | Forward currency purchases in Hungarian Forint [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		81	82
Notional amount [member] | Forward Currency Sales In Swiss Franc [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			253
Notional amount [member] | Forward currency purchases in Swiss Franc [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			84
Notional amount [member] | Forward Currency Sales In Russian Rouble [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	88
Notional amount [member] | Forward Currency Purchased In Canadian Dollar [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	106
Notional amount [member] | Not eligible for hedge accounting [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	6,038	5,241	5,480
Notional amount [member] | Not eligible for hedge accounting [member] | Forward currency sales [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	4,002	3,592	3,963
Notional amount [member] | Not eligible for hedge accounting [member] | Forward currency sales in USD [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1,723	1,043	1,850
Notional amount [member] | Not eligible for hedge accounting [member] | Forward currency sales in Singapore Dollar [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	652	870	156
Notional amount [member] | Not eligible for hedge accounting [member] | Forward currency sales in Chinese Yuan Renminbi [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	451	327	453
Notional amount [member] | Not eligible for hedge accounting [member] | Forward currency sales in Japanese Yen [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		248	206
Notional amount [member] | Not eligible for hedge accounting [member] | Forward currency sales in Saudi Riyal [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	100	144
Notional amount [member] | Not eligible for hedge accounting [member] | Forward currency purchases [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	2,036	1,649	1,517
Notional amount [member] | Not eligible for hedge accounting [member] | Forward Currency Purchased In Japanese yen [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	197	373	283
Notional amount [member] | Not eligible for hedge accounting [member] | Forward currency purchases in Singapore Dollar [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	500	360	233
Notional amount [member] | Not eligible for hedge accounting [member] | Forward currency purchases in USD [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	514	205	400
Notional amount [member] | Not eligible for hedge accounting [member] | Forward currency purchases in Chinese Yuan Renminbi [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	163	196
Notional amount [member] | Not eligible for hedge accounting [member] | Forward currency purchases in Hungarian Forint [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		81	82
Notional amount [member] | Not eligible for hedge accounting [member] | Forward Currency Sales In Swiss Franc [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			253
Notional amount [member] | Not eligible for hedge accounting [member] | Forward currency purchases in Swiss Franc [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			84
Notional amount [member] | Not eligible for hedge accounting [member] | Forward Currency Sales In Russian Rouble [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	88
Notional amount [member] | Not eligible for hedge accounting [member] | Forward Currency Purchased In Canadian Dollar [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	106
Fair value [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	7	3	(25)
Fair value [member] | Forward currency sales [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		11	(25)
Fair value [member] | Forward currency sales in USD [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(7)	15	(17)
Fair value [member] | Forward currency sales in Singapore Dollar [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1	1	1
Fair value [member] | Forward currency sales in Chinese Yuan Renminbi [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(1)	(1)	(2)
Fair value [member] | Forward currency sales in Japanese Yen [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		1	5
Fair value [member] | Forward currency sales in Saudi Riyal [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1	2
Fair value [member] | Forward currency purchases [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	7	(8)
Fair value [member] | Forward Currency Purchased In Japanese yen [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	3	(3)	(2)
Fair value [member] | Forward currency purchases in Singapore Dollar [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1	(4)	1
Fair value [member] | Forward currency purchases in USD [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	8	(2)	1
Fair value [member] | Forward currency purchases in Chinese Yuan Renminbi [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(1)
Fair value [member] | Forward currency purchases in Hungarian Forint [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		1
Fair value [member] | Forward Currency Sales In Swiss Franc [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			(1)
Fair value [member] | Forward Currency Sales In Russian Rouble [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	5
Fair value [member] | Forward Currency Purchased In Canadian Dollar [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(2)
Fair value [member] | Not eligible for hedge accounting [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	7	3	(25)
Fair value [member] | Not eligible for hedge accounting [member] | Forward currency sales [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		11	(25)
Fair value [member] | Not eligible for hedge accounting [member] | Forward currency sales in USD [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(7)	15	(17)
Fair value [member] | Not eligible for hedge accounting [member] | Forward currency sales in Singapore Dollar [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1	1	1
Fair value [member] | Not eligible for hedge accounting [member] | Forward currency sales in Chinese Yuan Renminbi [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(1)	(1)	(2)
Fair value [member] | Not eligible for hedge accounting [member] | Forward currency sales in Japanese Yen [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		1	5
Fair value [member] | Not eligible for hedge accounting [member] | Forward currency sales in Saudi Riyal [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1	2
Fair value [member] | Not eligible for hedge accounting [member] | Forward currency purchases [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	7	(8)
Fair value [member] | Not eligible for hedge accounting [member] | Forward Currency Purchased In Japanese yen [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	3	(3)	(2)
Fair value [member] | Not eligible for hedge accounting [member] | Forward currency purchases in Singapore Dollar [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1	(4)	1
Fair value [member] | Not eligible for hedge accounting [member] | Forward currency purchases in USD [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	8	(2)	1
Fair value [member] | Not eligible for hedge accounting [member] | Forward currency purchases in Chinese Yuan Renminbi [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(1)
Fair value [member] | Not eligible for hedge accounting [member] | Forward currency purchases in Hungarian Forint [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		€ 1
Fair value [member] | Not eligible for hedge accounting [member] | Forward Currency Sales In Swiss Franc [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			€ (1)
Fair value [member] | Not eligible for hedge accounting [member] | Forward Currency Sales In Russian Rouble [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	5
Fair value [member] | Not eligible for hedge accounting [member] | Forward Currency Purchased In Canadian Dollar [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	€ (2)